OPERATING INCOME	12 Months Ended
Dec. 31, 2025
OPERATING INCOME
OPERATING INCOME
NOTE 25. OPERATING INCOME
25.1. Interest and valuation on financial instruments
The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
In millions of COP
Interest on debt instruments using the effective interest method	714,677	728,238	741,684
Interest and valuation on financial instruments
Debt investments	1,380,073	1,289,472	614,609
Derivatives(1)	41,679	150,808	(158,635)
Spot transactions	30,390	(10,817)	(43,528)
Repos(2)	(16,036)	236,050	136,773
Total valuation on financial instruments	1,436,106	1,665,513	549,219
Total Interest and valuation on financial instruments	2,150,783	2,393,751	1,290,903

Discontinued operations Banistmo S.A.(3)	353,881	328,428	317,162
(1) The decrease is mainly attributable to valuation of swaps and forwards in Bancolombia.
(2) The decrease is mainly attributable to lower returns from repurchase agreement transactions in Bancolombia.
(3) The accumulated amount as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
25.2.       Interest expenses
The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
In millions of COP
Deposits(1)	10,329,525	11,287,066	12,514,706
Borrowing costs(1)(2)	826,461	1,117,354	1,398,923
Debt instruments in issue(3)	682,323	1,074,281	1,307,383
Lease liabilities	111,114	107,408	83,916
Preferred shares	56,974	57,701	57,701
Overnight funds	16,748	3,190	10,443
Other interest (expense)	38,081	40,660	57,111
Total interest expenses	12,061,226	13,687,660	15,430,183

Discontinued operations Banistmo S.A.(4)	1,241,640	1,336,251	1,238,112
(1)The intervention rate issued by the Banco de la República de Colombia for the period of 2025 started at 9.50% and closed at 9.25%, for 2024 it started at 13.00% and closed at 9.50% and for 2023 it started at 12.00% and closed at 13.00%. This has an impact on the rates of deposits and financial obligations.
(2) The decrease is mainly in Bancolombia S.A due to the effect of the decline in the balance of foreign obligations loans.
(3) In 2025, the decrease is mainly explained by the lower amortization of deferred charges associated with bond repurchases carried out in 2024, as well as by the reduction in interest expense resulting from the maturities of debt securities denominated in local currency.
(4) The accumulated amount as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

Net interest income is defined as interest on loan portfolio and financial leasing operations, interest on debt instruments measured by the effective interest method and interest expense amounts to COP 17,889,453 COP 17,371,017 and COP 18,137,054 for the years ended on December 31, 2025, 2024 and 2023, respectively.
25.3.       Fees and commissions
Cibest Corporate Group has elected to present the income from contracts with customers as an element in a line named “Fees and commissions income” in the Consolidated Statement of Income separated from the other income sources.
The information contained in this section about the fees and commission’s income presents information on the nature, amount, timing and uncertainty of the income from ordinary activities which arise from a contract with a customer under the regulatory framework of IFRS 15 Revenue from Contracts with Customers.
In the following table, the description of the main activities through which Cibest Corporate Group generates revenue from contracts with customers is presented:

Fees and Commissions	Description
Banking services
Banking Services are related to commissions from the use of digital physical channels or once the customer makes a transaction. The performance obligation is fulfilled once the payment is delivered to its beneficiary and the proof of receipt of the payment is sent, in that moment, the collection of the commission charged to the customer is generated, which is a fixed amount. The commitment is satisfied during the entire validity of the contract with the customer. Grupo Cibest S.A. and its subsidiaries acts as principal.

Credit and debit card fees
In debit card product contracts, it is identified that the price assigned to the services promised by the Bank to the customers is fixed. Given that no financing component exists, it is established on the basis of the national and international interbank rate. Additionally, the product charges to the customers commissions for handling fees, at a determined time and with a fixed rate.
For Credit Cards, the commissions are the handling fees and depend on the card franchise. The commitment is satisfied in so far that the customer has capacity available on the card.
Other revenue generated by the credit card product (issuer) includes cash advance commissions. This commission income is charged each time a customer makes a cash advance, whether domestically or internationally, at ATMs owned or not owned by the issuer, or through a physical branch. The interchange fee is revenue for the credit card issuer for services provided to the merchant for transactions processed at the point of sale. This fee is accrued and collected immediately from the merchant and has a fixed amount.
In the credit cards product there is a customer loyalty program, in which points are awarded for each transaction made by the customer in a retail establishment. The program is administrated by a third party who assumes the inventory and claims risks, for which it acts as agent. The Bank recognized it as a lower value of the revenue from the exchange bank fee.
The rights and obligations of each party in respect of the goods and services for transfer are clearly identified, the payment terms are explicit, and it is probable, that is, it takes into consideration the capacity of the customer and the intention of having to pay the consideration at termination to those entitled to change the transferred goods or services. The revenue is recognized at a point in time: the Bank satisfies the performance obligation when the “control” of the goods or services was transferred to the customers.

Deposits
Deposits are related to the services generated from the offices network once a customer makes a transaction. Cibest Corporate Group generally commits to maintain active channels for the products that the customer has, with the purpose of making payments and transfers, sending statements, and making transactions in general. The commissions are deducted from the deposit account, and they are incurred at a point in time. Cibest Corporate Group acts as principal.

Electronic services and ATMs
Revenue received from electronic services and ATMs arises through the provision of services so that the customers may make required transactions, which are enabled by Cibest Corporate Group. These include online and real-time payments by the customers of Cibest Corporate Group holding a checking or savings accounts, with a debit or credit card for the products and services that the customer offers. Each transaction has a single price, for a single service. The provision of collection services or other different services provided by Cibest Corporate Group, through electronic equipment, generates consideration chargeable to the customer established contractually as a fee. Cibest Corporate Group acts as principal and the revenue is recognized at a point in time.

Brokerage
Brokerage is a group of services for the negotiation and administration of operations for purchasing fixed revenue securities, equities, and operations with derivatives in its own name, but on behalf of others. The performance obligations are fulfilled at a point in time when the commission agent in making its best effort can execute the business entrusted by the customer in the best conditions. The performance obligations are considered satisfied once the service stipulated in the contract is fulfilled, as consideration fixed, or variable payments are agreed, depending on the service. Cibest Corporate Group acts generally as principle and in some special cases as agent.

Remittance
Revenue for remittance is received as consideration for the commitment established to pay remittances sent by the remitting companies to the beneficiaries of the same. The commitment is satisfied at a point in time to the extent that the remittance is paid to the beneficiary.
The price is fixed, but may vary in accordance to the transferred amount, due to the operation being dependent on the volume of operations generated and the transaction type. There is no component of financing, nor the right to receive consideration dependent on the occurrence or not of a future event.

Acceptances, Guarantees and Standby Letters of Credit
Banking Service from acceptances, guarantees and standby letters of credit which are not part of the portfolio of Cibest Corporate Group. There exist different performance obligations; the satisfaction of performance obligations occurs when the service is given to the customer. The consideration in these types of contracts may include fixed amounts, variable amounts, or both, and Cibest Corporate Group acts as principal. The revenue is recognized at a point in time.

Trust
Revenue related to Trust are received from the administration of the customer resources in the business of investment trusts, property trusts, management trusts, guarantee trusts, for the resources of the general social security system, Collective portfolios, and Private Equity Funds (PEF). The commitments are established in contracts independently and in an explicit manner, and the services provided Cibest Corporate Group are not inter-related between the contracts. The performance obligation corresponds to performing the best management in terms of the services to be provided in relation to trust characteristics, thus fixed and variable prices are established depending on the complexity of the business, similarly, revenues are recognized throughout or at a determined time. In all the established businesses it acts as principal.

Placement of Securities
Cibest Corporate Group makes available its commercial strength for the deposit, reinvestment of resources through financial instruments to the issuing company. It receives payment for deposits made. The commitment of the contract is satisfied to the extent that the resources requested by the issuer are obtained through the distribution desks of Cibest Corporate Group. The collection is made monthly. It is established that Cibest Corporate Group may undertake collection of these commissions at the end of the month through a collection account charged to the issuer, acting as principal.

Bancassurance
Cibest Corporate Group receives a commission for collecting insurance premiums at a given time and for allowing the use of its network to sell insurance from different insurance companies over time. Cibest Corporate Group in these bancassurance contracts acts as agent (intermediary between the customer and the insurance company), since it is the insurance company which assumes the risks, and which handles the complaints and claims of the customers inherent in each insurance. Therefore, the insurance company acts as principal before the customer. The prices agreed in bancassurance are defined as a percentage on the value of the policy premiums. The payment shall be tied to the premiums collected, sold or taken for the case of employees’ insurance. The aforementioned then means that the price is variable, since, the revenue will depend on the quantity of policies or calculations made by the insurance companies.

Collections
Cibest Corporate Group acting as principal, commits to collect outstanding invoices receivable by the collecting customers through the different channels offered by Cibest Corporate Group, send the information of the collections made and credit the money to the savings or checking account defined by the collecting customer. The commitment is satisfied at a point in time to the extent that the money is collected by the different channels, the information of the said collections is delivered appropriately, and the resources are credited in real time to the account agreed with the customer. For the service, Cibest Corporate Group receives a fixed payment, which is received for each transaction once the contract is in effect.

Services
These are the maintenance services performed on the fleet owned by the customers of Renting Colombia S.A.S., these services are performed on demand, and the value of the service cost is invoiced plus an intermediation margin. The collection is made by the amount of expense invoiced by the provider plus an intermediation percentage, which ranges between 5% and 10% depending on the customer.
The contract is written, is based on a framework contract which is held between the customers which contains the general terms of negotiation and the payment terms are generally 30 days after generating the invoice. The revenue is recognized when the service is provided. There is no financing nor sanctions for early cancellations. To view the details of the balance, refer to line ‘Logistics services’ in Note 25.4 Other operational Income.

Gains on sale of assets
These are the revenue from the sale of assets, where the sale value is higher than the book value recorded in the accounts, the difference representing the gains. The recognition of the revenue is at a point in time once the sale is realized. Cibest Corporate Group acts as principal in this type of transaction and the transaction price is determined by the market value of the asset being sold.
To view the details of the balance, refer to line ‘Gain on sale of assets’ in Note 25.4 Other operational Income.

Cibest Corporate Group presents the information on revenue from contracts with customers in accordance with its operating segments defined earlier in Note 3. Operating Segments for each of the principal services offered.
The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Cibest Corporate Group segments see Note 3. Operating segments:
As of December 31, 2025

	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases(1)	All Other Segments	Total	Discontinued operation Banking Panama(2)
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,815,114	339,492	103,514	1,690	-	-	3,259,810	260,524
Banking services	738,887	183,023	62,462	47,505	-	62,802	1,094,679	118,747
Payment and collections	1,136,610	-	-	-	-	-	1,136,610	7,611
Bancassurance	1,090,888	12	-	-	-	1	1,090,901	64,711
Fiduciary Activities and Securities	-	9,266	893	50	-	634,665	644,874	7,682
Acceptances, Guarantees and Standby Letters of Credit	69,154	4,802	1,761	600	-	-	76,317	27,701
Placement of securities	-	3,709	-	-	-	102,943	106,652	-
Brokerage	-	-	-	-	-	42,214	42,214	-
Others	301,218	89,681	62,950	5,820	4	16,824	476,497	32,270
Total revenue of contracts with customers	6,151,871	629,985	231,580	55,665	4	859,449	7,928,554	519,246
(1)In 2025, the leasing segment is presented separately. For comparative purposes, the 2024 information has been restated, as in that period these operations were included within ‘All other segments’.
(2) The accumulated amount as of December 31, 2025, corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

As of December 31, 2024

	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases(1)	All Other Segments	Total	Discontinued operation Banking Panama(2)
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,657,690	257,697	85,842	1,934	-	-	3,003,163	282,610
Banking services	694,554	166,713	65,432	43,540	-	34,580	1,004,819	131,958
Payment and collections	1,024,053	-	-	-	-	-	1,024,053	15,735
Bancassurance	958,311	47	-	-	-	13	958,371	67,193
Fiduciary Activities and Securities	-	6,515	902	50	-	544,820	552,287	18,964
Acceptances, Guarantees and Standby Letters of Credit	73,302	5,789	1,881	679	-	-	81,651	27,364
Placement of securities	-	2,097	-	-	-	78,120	80,217	1,670
Brokerage	-	-	-	-	-	20,648	20,648	16,473
Others	252,445	76,876	57,721	5,698	292	8,271	401,303	359
Total revenue of contracts with customers	5,660,355	515,734	211,778	51,901	292	686,452	7,126,512	562,326
(1)In 2025, the leasing segment is presented separately. For comparative purposes, the 2024 information has been restated, as in that period these operations were included within ‘All other segments’.
(2) The accumulated amount as of December 31, 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
As of December 31, 2023

	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases	All Other Segments	Total	Discontinued operation Banking Panama
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,467,174	233,049	95,833	1,992	-	-	2,798,048	272,380
Banking services	593,729	157,386	68,857	37,746	-	23,574	881,292	110,271
Payment and collections	950,167	-	-	-	-	-	950,167	15,236
Bancassurance	924,280	77	-	-	-	259	924,616	72,705
Fiduciary Activities and Securities	-	6,399	851	54	-	436,009	443,313	20,233
Acceptances, Guarantees and Standby Letters of Credit	72,335	5,211	3,173	1,803	-	-	82,522	25,159
Placement of securities	-	1,225	-	-	-	66,616	67,841	980
Brokerage	-	-	-	-	-	11,140	11,140	15,568
Others	244,414	76,221	54,486	5,633	-	8,255	389,009	398
Total revenue of contracts with customers	5,252,099	479,568	223,200	47,228	-	545,853	6,547,948	532,930
For the determination of the transaction price, Cibest Corporate Group assigns to each one of the services the amount which represents the value expected to be received as consideration for each independent commitment, which is based on the relative price of independent sale. The price that Cibest Corporate Group determines for each performance obligation is done by defining the cost of each service, related tax and associated risks to the operation and inherent to the transaction plus the margin expected to be received in each one of the services, taking as references the market prices and conditions, as well as the segmentation of the customer.

No changes in the transaction price were identified in the transactions evaluated within the contracts.

Contract assets with customers
Cibest Corporate Group receives payments from customers based on the provision of the service, in accordance to that established in the contracts. When Cibest Corporate Group incurs costs for providing the service prior to the invoicing, and if these are directly related with a contract, they improve the resources of the entity and are expected to recuperate, these costs correspond to a contract asset. Currently, Cibest Corporate Group does not have assets related to contracts with customers.

As a practical expedient, Cibest Corporate Group recognizes the incremental costs of obtaining a contract as an expense when the amortization period of the asset is one year or less.

Contract liabilities with customers
The contract liabilities constitute the obligation of Cibest Corporate Group to transfer the services to a customer, for which Cibest Corporate Group has received a payment on the part of the final customer or if the amount is due before the execution of the contract. They also include deferred income related to services that shall be delivered or provided in the future, which will be invoiced to the customer in advance, but which are still not due.

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2025, 2024 and 2023:

	2025	2024	2023
In millions of COP
Accounts receivable from contracts with customers(1)	261,425	257,262	259,516
Liabilities from contracts with customers(2)(3)(4)	48,658	68,040	60,128
(1) Allowances for receivables from customers are COP 21,633, COP 23,639 and COP 21,591 for the year 2025, 2024 and 2023, respectively.
(2) Contract liabilities are mainly related to commissions received from customers when financial guarantees are issued. They are recognized as income during the term of the contract, according to the form and frequency of payment of the commissions. The weighted-average expected period for income recognition as of December 31, 2025, and as of December 31, 2024,was 1.6 and as of December 31, 2023 was 1.4.
(3) During the years 2025, 2024 and 2023, income was recognized for COP 38,614, COP 45,848 and 47,898 respectively from the liability of contracts with clients at the beginning of the period.
(4) See Note 20. Other liabilities.
The contract liabilities increased COP 19,382 in 2025 and COP 7,912 in 2024. The changes in contract liabilities are mainly due to the impact of the reclassification of Banistmo S.A. as an asset held for sale.
Fees and Commissions Expenses
The following table sets forth the detail of commissions expenses for the year ended December 31, 2025, 2024, and 2023:

Fees and Commissions Expenses	2025	2024	2023
In millions of COP
Banking services	1,737,216	1,458,363	1,264,377
Sales, collections, and other services	889,356	894,836	855,480
Correspondent banking	618,969	620,818	507,586
Payments and collections	77,008	46,792	41,820
Others	251,061	204,573	169,120
Total expenses for commissions	3,573,610	3,225,382	2,838,383

Discontinued operation Banistmo S.A.(1)	261,793	286,392	258,897
(1) The accumulated amount as of December 31, 2025 and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
25.4.       Other operating income
The following table sets forth the detail of other operating income, net for the years ended December 31, 2025, 2024 and 2023:

Other operating income	2025	2024	2023
In millions of COP
Leases and related services(1)	1,748,321	1,827,163	1,771,016
Net foreign exchange and Derivatives Foreign exchange contracts(2)	989,902	421,904	1,208,515
Gains on sale of assets(3)	236,962	101,898	172,389
Investment property valuation(4)	109,781	200,256	197,526
Insurance(5)	85,687	85,993	86,330
Logistics services	62,041	47,880	136,118
Other reversals	31,942	72,574	66,958
Penalties for failure to contracts	4,194	7,952	13,855
Others	303,244	210,490	290,005
Total Other operating income	3,572,074	2,976,110	3,942,712

Discontinued operations Banistmo S.A.(6)	24,905	65,875	36,938
(1) Corresponds to operating leases for COP 724,656, COP 795,179 and COP 833,244, other related leasing services for COP 629,473, COP 671,251 and COP 660,442 (see Note 11.1 lessor), property leases for COP 360,610, COP 325,286 and COP 228,325 (see Note 9. Investment properties) and other assets leases for COP 33,582, COP 35,447, COP 49,005 for the years ended December 31, 2025, 2024, and 2023 respectively.
(2) Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.
(3) Corresponds mainly to higher gains on assets held for sale, mostly vehicles.
(4) The variation occurs due to the indexation of properties to the UVR and due to updating the appraisals of investment properties.
(5)Corresponds to income from insurance operations of Seguros Agromercantil S.A., subsidiary domiciled in Guatemala.
(6)The accumulated amount as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

25.5. Dividends and net income on equity investments
The following table sets forth the dividends and net income on equity investments for the years ended December 31, 2025, 2024 and 2023:

Dividends and net income on equity investments	2025	2024	2023
	In millions of COP
Equity method(1)	348,962	222,572	113,115
Dividends(2)	145,807	130,312	115,528
Equity investments and other financial instruments(3)	68,867	41,042	21,344
Gains on sale of investments in joint ventures(4)	11,508	-	-
Recovery (impairment) of investments in joint ventures(5)	117,867	(314,347)	(108,175)
Others(6)	-	13,520	54,874
Total dividends received, and share of profits of equity method investees	693,011	93,099	196,686

Discontinued operations Banistmo S.A.(7)	8,561	11,474	13,499
(1)As of December 31, 2025, 2024 and 2023, it corresponds to income from equity method of investments in associates for COP 316,237, COP 311,193 and COP 230,704 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP 32,725, COP (88,621) and (117,589), respectively. For further information, see Note 8. Investments in associates and joint ventures.
(2)As of December 31, 2025, 2024 and 2023, includes dividends received from equity investments at fair value through profit or loss for COP 1,593, COP 1,461 and COP 768 and investments written off for COP 34, COP 2 and COP 341, respectively; dividends from equity investments at fair value through OCI for COP 8,397, COP 6,872 and COP 6,565, respectively and investments written off for COP 537 in 2025 and COP 3,231 in 2023. Dividends received of the associate at fair value P.A. Viva Malls are COP 135,246, COP 121,977 and COP 104,623, respectively. For further information, see Note 8. Investments in associates and joint ventures.
(3)For 2025, the variation is explained mainly in Inversiones CFNS S.A.S for COP 21,831 due to the devaluation of investments in Home Capital Colombia S.A.S. and Enka the previous year. For 2024, the variation is in Bancolombia S.A. for COP 34,438 mainly in FCP Pactia Inmobiliario, Inversiones CFNS S.A.S. for COP (9,237) and Banagrícola S.A. for COP (8,227).
(4)In 2025, corresponds to gain on sale of the P.A. Laurel joint venture by Inversiones CFNS S.A.S. For further information, see Note 8. Investments in associates and joint ventures.
(5)As of December 31, 2025, an impairment recovery was recognized in joint venture investments in Bancolombia for COP 90,849 recognized in the Banking Colombia segment and in Banca de Inversión and Negocios Digitales for COP 26,997 and COP 21, respectively, recognized in other segments. In 2024, impairment of investments in associates and joint ventures recognized in the Banca de Inversión and other companies for COP 156,205 and COP 2,091, respectively, recognized in other segments and in Bancolombia for COP 156,051, recognized in Banking Colombia segment and in and 2023, in Banca de Inversión and Inversiones CFNS for COP 106,574 and COP 1,601, respectively, recognized in other segments. For further information, see Note 8. Investments in associates and joint ventures.
(6)Corresponds to gains recognized from a bargain purchase, In 2024, P.A. Sodimac for COP 13,520 and 2023 of P.A. Calle 84 (2) and P.A. Calle 84 (3) for COP 31,117 and P.A. Nomad Central for COP 23,757.
(7)As of December 31, 2025, 2024 and 2023, the accumulated amount corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale as of December 18, 2025. For further information, see Note 1. Reporting Entity;
Note 2.D.12. Significant accounting policies: assets held for sale and discontinued operations; and Note 31. Discontinued Operations.